Changes to Value of Business Acquired (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Dec. 31, 2014
Movement in Present Value of Future Insurance Profits [Roll Forward]
Balance at beginning of period	$ 290,795
Business acquired	0
Amortized to expense during the year	(38,987) [1]
Adjustment for unrealized investment gains during the year	(20,287)
Balance at end of year	$ 231,521

[1]	Amount is included in Other Expenses on the Consolidated Statement of Operations and Other Comprehensive Income (Loss)